RESEARCH AND DEVELOPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Research and Development [Abstract]
Gross research and development	$ 74,599	$ 82,649	$ 75,980
Government tax credits	(579)	(1,712)	(2,868)
Total	$ 74,020	$ 80,937	$ 73,112